Schedule of pledged assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Pledged Assets
Financial assets at amortized cost	$ 504,240	$ 455,133
Property, plant and equipment	3,014,129
Guarantee deposits paid	36,773	88,188
Pledged assets	$ 3,555,142	$ 543,321